Notes Payable to Related Party - Notes Outstanding (Principal and Interest) Including Unamortized Discount, with MTF Related Party (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Issue Date	Sep. 19, 2014	Sep. 19, 2014
Maturity Date	Mar. 31, 2015	Mar. 31, 2015
Interest Rate	0.085	0.085
Convertible Promissory Note				$ 1,479,654
Promissory Note				180,690
Notes payable, Gross	3,823,797	3,747,102		5,095,427
Less: Accrued interest expense	164,469	87,774		1,147,610
Notes payable to related party, net of debt discount	3,659,328	3,659,328		3,947,817
Promissory Note One [Member]
Issue Date		Nov. 04, 2008		Nov. 04, 2008
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		PRIME + 3%		PRIME + 3%
Promissory Note				343,429
Promissory Note Two [Member]
Issue Date		Mar. 17, 2009		Mar. 17, 2009
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		PRIME + 8%		PRIME + 8%
Promissory Note				584,745
Promissory Note Three [Member]
Issue Date		Aug. 24, 2009		Aug. 24, 2009
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		LIBOR + 8%		LIBOR + 8%
Promissory Note				23,193
Tranched Promissory Note [Member]
Issue Date		Sep. 30, 2009		Sep. 30, 2009
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		LIBOR + 8%		LIBOR + 8%
Promissory Note				2,570,126
New MTF Convertible Promissory Note [Member]
Issue Date		Sep. 19, 2014		Sep. 19, 2014
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		8.5%		8.5%
Convertible Promissory Note		3,747,102		3,747,102
Bridge Note Net of Discount [Member]
Issue Date		Apr. 29, 2013		Apr. 29, 2013
Maturity Date		Oct. 14, 2014	[1]	Oct. 14, 2014	[1]
Interest Rate		12%		12%
Promissory Note				$ 94,280
Convertible Promissory Note [Member]
Issue Date		Jan. 18, 2008		Jan. 18, 2008
Maturity Date		Mar. 31, 2015	[1]	Mar. 31, 2015	[1]
Interest Rate		PRIME + 1½%		PRIME + 1½%

[1]	(1) As amended.